Bank loans: Additional information (Details) $ in Thousands, $ in Millions										1 Months Ended	12 Months Ended
	May 16, 2018 USD ($)	May 16, 2018 MXN ($)	Nov. 16, 2017 USD ($)	Nov. 16, 2017 MXN ($)	Oct. 31, 2017 MXN ($)	Oct. 19, 2017 MXN ($)	Jul. 31, 2017 MXN ($)	Jun. 02, 2015 COP ($)	Jun. 02, 2015 MXN ($)	Oct. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Jul. 15, 2015 USD ($)
Bank loans:
Increase (decrease) in fair value measurement, liabilities						$ 605,382						$ 535,125,402
Bank loans paid								$ 440,000,000,000	$ 2,897,404		$ 152,047		$ 3,090,124	$ 5,339,338
Proceeds from borrowings, classified as financing activities														$ 8,000,000
Purchase of property, plant and equipment, classified as investing activities	$ 72.5	$ 1,415,301	$ 72.5	$ 1,478,848
Borrowings payment term					Company restructured the debt with BBVA Bancomer, liquidating Ps.4,000 million and incurring from the same institution a loan of Ps.2,000 million pesos, with a term of seven years, which will be amortized in nine semiannual payments from October 2020 to October 2024 at the TIIE rate of 28 days plus 1.25 points. On that same date, the Company incurred a loan with Banco Santander of Ps.2,000 million pesos. The loan has a term of five years, maturing on October 27, 2022 at the TIIE rate of 28 days plus 1.25 points.
Aerostar
Bank loans:
Bank loans paid											$ 10,000,000
Mexico
Bank loans:
Notional amount			72.5												$ 215.0
Bank loans paid			$ 70.0
Colombia (Airplan)
Bank loans:
Debt coverage ratio											2: 1.2
BBVA Bancomer, S. A.
Bank loans:
Notional amount							$ 4,000,000
Bank loans paid										$ 4,000,000
Borrowings, interest rate basis					TIIE rate of 28 days plus 1.25 points		The loan was denominated in pesos and subject to the monthly rate TIIE plus 0.60% for the period from July 31 to October 31, 2017, TIIE plus 0.85% from October 31, 2017, to January 31, 2018, TIIE plus 1.10% from January 31 to April 30, 2018, and TIIE plus 1.60% from April 30 to July 31, 2018.
Santandar
Bank loans:
Notional amount					$ 2,000,000					$ 2,000,000